Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011
Annual interest rates on long-term debt
Long-term Debt, Total	$ 23,585
Range One [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.0
Annual interest rates on long-term debt, Maximum	0.03
Long-term Debt, Total	4,514
Range Two [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.031	[1]
Annual interest rates on long-term debt, Maximum	0.05	[1]
Long-term Debt, Total	2,213	[1]
Range Three [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.051
Annual interest rates on long-term debt, Maximum	0.07
Long-term Debt, Total	8,697
Range Four [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.071	[2]
Annual interest rates on long-term debt, Maximum	0.09	[2]
Long-term Debt, Total	3,484	[2]
Range Five [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.091
Annual interest rates on long-term debt, Maximum	0.11
Long-term Debt, Total	151	[2]
Range Six [Member]
Annual interest rates on long-term debt
Annual interest rates on long-term debt, Minimum	0.11	[2]
Long-term Debt, Total	4,446	[2]
Variable Perpetual Notes [Member]
Annual interest rates on long-term debt
Long-term Debt, Total	$ 80

[1]	Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.
[2]	Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations we, have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,596 of which US$ 5,756 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 3.04% per year in US dollars.